Dividends paid	12 Months Ended
Dec. 31, 2025
Dividends paid [Abstract]
Dividends paid
23.	Dividends paid

	2025 US$’000	2024 US$’000	2023 US$’000
Dividend paid in respect of Q4 2024 of US$0.0294 (Q4 2023: US$0.2431, Q4 2022: US$0.3157) per share	14,632	123,520	159,204
Dividend paid in respect of Q1 2025 of US$0.1015 (Q1 2024: US$0.3443, Q1 2023: US$0.3044) per share	50,546	175,666	154,078
Dividend paid in respect of Q2 2025 of US$0.1210 (Q2 2024 of US$0.4049 ,Q2 2023: US$0.2528) per share	60,257	207,333	127,980
Dividend paid in respect of Q3 2025 of US$0.1470 (Q3 2024: US$0.3790 Q3 2023: US$0.2032) per share	73,204	193,364	102,874
	198,639	699,883	544,136

The directors declared a dividend of US$0.1762 (2024: US$0.0294, 2023: US$0.2431) per share or US$88.1 million (2024: US$14.6 million, 2023: US$123.5 million) in respect of Q4 2025. The dividend will be paid in the month of March 2026.

The total dividends paid in respect of the financial year ended 31 December 2025 amounted to US$0.3695 (2024: US$1.1581, 2023: US$0.7575) per share or US$184.0 million (2024: US$576.4 million, 2023: US$384.9 million).

Under the Singapore Companies Act 1967, dividends are only payable out of profits of the Company; and not the profits of any group that the Company is part of.

The Group has acted in accordance with the provisions of the Singapore Companies Act 1967 when declaring dividends.